Shareholder Fees {- Fidelity® Series Short-Term Credit Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Series Short-Term Credit Fund Series PRO-06 | Fidelity® Series Short-Term Credit Fund
Shareholder Fees:
(fees paid directly from your investment)	none